Goldman Sachs Strategic Volatility Premium Fund Expense Example - Class Institutional Shares [Member] - Goldman Sachs Strategic Volatility Premium Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 941